Janus Henderson VIT U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Common Stocks – 98.9%
Aerospace & Defense – 1.5%
Huntington Ingalls Industries Inc	2,399	$437,122
L3Harris Technologies Inc	14,629	2,634,975
Lockheed Martin Corp	8,661	2,935,646
Northrop Grumman Corp	1,752	530,068
Raytheon Co	48,900	6,413,235
TransDigm Group Inc	1,074	343,884
		13,294,930
Air Freight & Logistics – 0.9%
CH Robinson Worldwide Inc	116,900	7,738,780
Automobiles – 0.1%
Ford Motor Co	63,277	305,628
General Motors Co	15,900	330,402
		636,030
Banks – 2.1%
Bank of America Corp	25,925	550,388
Fifth Third Bancorp	26,753	397,282
First Republic Bank/CA	16,423	1,351,284
JPMorgan Chase & Co	19,920	1,793,398
M&T Bank Corp	38,294	3,960,748
People's United Financial Inc	509,147	5,626,074
PNC Financial Services Group Inc	39,400	3,771,368
Wells Fargo & Co	43,315	1,243,141
Zions Bancorp NA	7,717	206,507
		18,900,190
Beverages – 2.0%
Brown-Forman Corp	21,500	1,193,465
Coca-Cola Co	63,800	2,823,150
Constellation Brands Inc	1,496	214,467
Monster Beverage Corp*	5,322	299,416
PepsiCo Inc	106,400	12,778,640
		17,309,138
Biotechnology – 1.0%
AbbVie Inc	50,838	3,873,347
Amgen Inc	14,602	2,960,263
Regeneron Pharmaceuticals Inc*	2,596	1,267,601
Vertex Pharmaceuticals Inc*	4,765	1,133,832
		9,235,043
Building Products – 0.2%
Allegion PLC	7,103	653,618
Fortune Brands Home & Security Inc	8,355	361,354
Masco Corp	23,397	808,834
		1,823,806
Capital Markets – 4.1%
Bank of New York Mellon Corp	3,262	109,864
BlackRock Inc	763	335,697
Cboe Global Markets Inc	44,968	4,013,394
CME Group Inc	107,000	18,501,370
Intercontinental Exchange Inc	138,510	11,184,682
Morgan Stanley	10,411	353,974
MSCI Inc	1,548	447,310
Nasdaq Inc	3,256	309,157
State Street Corp	19,090	1,016,924
		36,272,372
Chemicals – 0.8%
Air Products & Chemicals Inc	5,938	1,185,284
Corteva Inc	37,403	878,971
Dow Inc	7,666	224,154
International Flavors & Fragrances Inc#	28,662	2,925,817
Linde PLC	4,879	844,067
PPG Industries Inc	6,663	557,027
Sherwin-Williams Co	1,967	903,876
		7,519,196
Commercial Services & Supplies – 1.3%
Copart Inc*	2,920	200,078
Republic Services Inc	142,000	10,658,520
Waste Management Inc	10,087	933,653
		11,792,251

Shares or Principal Amounts		Value
Common Stocks – (continued)
Communications Equipment – 0.4%
F5 Networks Inc*	31,718	$3,382,090
Consumer Finance – 0%
Synchrony Financial	17,194	276,651
Containers & Packaging – 0.2%
Amcor PLC	224,746	1,824,938
Distributors – 0.1%
Genuine Parts Co	7,780	523,827
Diversified Consumer Services – 0.2%
H&R Block Inc	134,600	1,895,168
Diversified Financial Services – 0%
Berkshire Hathaway Inc*	1,917	350,485
Diversified Telecommunication Services – 1.5%
AT&T Inc	390,291	11,376,983
Verizon Communications Inc	33,500	1,799,955
		13,176,938
Electric Utilities – 13.3%
Alliant Energy Corp	27,400	1,323,146
American Electric Power Co Inc	39,500	3,159,210
Duke Energy Corp	182,950	14,796,996
Edison International	45,900	2,514,861
Entergy Corp	72,166	6,781,439
Evergy Inc	136,398	7,508,710
Eversource Energy	13,615	1,064,829
Exelon Corp	121,420	4,469,470
FirstEnergy Corp	77,900	3,121,453
NextEra Energy Inc	36,154	8,699,375
Pinnacle West Capital Corp	73,464	5,567,837
PPL Corp	48,030	1,185,380
Southern Co	886,555	47,998,088
Xcel Energy Inc	160,200	9,660,060
		117,850,854
Electrical Equipment – 0.1%
Eaton Corp PLC	5,013	389,460
Emerson Electric Co	6,687	318,636
		708,096
Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp	5,000	364,400
CDW Corp/DE	4,459	415,891
		780,291
Entertainment – 1.4%
Activision Blizzard Inc*	42,429	2,523,677
Electronic Arts Inc*	26,522	2,656,709
Netflix Inc*	1,281	481,016
Take-Two Interactive Software Inc*	29,283	3,473,257
Walt Disney Co	33,289	3,215,717
		12,350,376
Equity Real Estate Investment Trusts (REITs) – 6.6%
American Tower Corp	26,399	5,748,382
Apartment Investment & Management Co	27,397	963,005
AvalonBay Communities Inc	24,200	3,561,514
Crown Castle International Corp	6,304	910,298
Duke Realty Corp	60,400	1,955,752
Equinix Inc	835	521,516
Equity Residential	36,298	2,239,950
Essex Property Trust Inc	15,400	3,391,696
Extra Space Storage Inc	100,072	9,582,895
Healthpeak Properties Inc	96,900	2,311,065
Mid-America Apartment Communities Inc	27,463	2,829,513
Public Storage	58,187	11,556,520
Realty Income Corp	84,634	4,219,851
SBA Communications Corp	5,900	1,592,823
Simon Property Group Inc	13,616	746,974
UDR Inc	73,257	2,676,811
Ventas Inc	84,859	2,274,221
Vornado Realty Trust	10,815	391,611
Welltower Inc	25,830	1,182,497
		58,656,894
Food & Staples Retailing – 4.6%
Kroger Co	13,300	400,596
Sysco Corp	139,800	6,379,074
Walmart Inc	303,400	34,472,308
		41,251,978

Shares or Principal Amounts		Value
Common Stocks – (continued)
Food Products – 8.3%
Archer-Daniels-Midland Co	17,514	$616,143
Campbell Soup Co	16,085	742,484
General Mills Inc	458,984	24,220,586
Hershey Co	145,700	19,305,250
Hormel Foods Corp	31,191	1,454,748
JM Smucker Co	4,000	444,000
Kellogg Co	371,800	22,304,282
Lamb Weston Holdings Inc	76,161	4,348,793
		73,436,286
Gas Utilities – 0.1%
Atmos Energy Corp	12,464	1,236,803
Health Care Equipment & Supplies – 0.8%
Align Technology Inc*	3,849	669,534
Baxter International Inc	12,000	974,280
Becton Dickinson and Co	4,647	1,067,741
Cooper Cos Inc	5,000	1,378,350
Danaher Corp	5,393	746,445
Dentsply Sirona Inc	51,792	2,011,083
Medtronic PLC	2,355	212,374
Varian Medical Systems Inc*	2,753	282,623
		7,342,430
Health Care Providers & Services – 2.4%
Centene Corp*	16,479	979,017
Cigna Corp	2,795	495,218
CVS Health Corp	5,815	345,004
DaVita Inc*	4,710	358,243
Humana Inc	49,196	15,448,528
Laboratory Corp of America Holdings*	24,298	3,071,024
UnitedHealth Group Inc	1,358	338,658
		21,035,692
Hotels, Restaurants & Leisure – 3.3%
Darden Restaurants Inc	27,227	1,482,782
Hilton Worldwide Holdings Inc	10,107	689,702
Las Vegas Sands Corp	10,422	442,622
Marriott International Inc/MD	5,937	444,147
McDonald's Corp	147,611	24,407,479
Royal Caribbean Cruises Ltd	3,451	111,019
Starbucks Corp	2,039	134,044
Yum! Brands Inc	18,291	1,253,482
		28,965,277
Household Durables – 0.9%
DR Horton Inc	21,549	732,666
Garmin Ltd	28,800	2,158,848
Leggett & Platt Inc	15,400	410,872
Lennar Corp	13,878	530,140
Mohawk Industries Inc*	8,152	621,508
NVR Inc*	428	1,099,579
PulteGroup Inc	126,948	2,833,479
		8,387,092
Household Products – 10.1%
Clorox Co	82,972	14,374,899
Kimberly-Clark Corp	210,851	26,961,517
Procter & Gamble Co	437,135	48,084,850
		89,421,266
Independent Power and Renewable Electricity Producers – 0.2%
AES Corp/VA	57,822	786,379
NRG Energy Inc	51,900	1,414,794
		2,201,173
Industrial Conglomerates – 0.2%
General Electric Co	256,912	2,039,881
Information Technology Services – 0.3%
Global Payments Inc	959	138,317
Mastercard Inc	864	208,708
Western Union Co	108,904	1,974,430
		2,321,455
Insurance – 1.7%
Aflac Inc	21,000	719,040
Allstate Corp	1,421	130,348
Aon PLC	14,468	2,387,799
Arthur J Gallagher & Co	4,249	346,336
Everest Re Group Ltd	45,154	8,688,533
Globe Life Inc	7,395	532,218
Hartford Financial Services Group Inc	56,000	1,973,440

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – (continued)
Progressive Corp	4,536	$334,938
		15,112,652
Interactive Media & Services – 0.5%
Alphabet Inc - Class A*	2,915	3,387,084
Alphabet Inc - Class C*	435	505,822
Facebook Inc*	3,357	559,948
		4,452,854
Internet & Direct Marketing Retail – 0.1%
Expedia Group Inc	21,500	1,209,805
Leisure Products – 0.5%
Hasbro Inc	57,700	4,128,435
Machinery – 0.2%
Dover Corp	5,716	479,801
PACCAR Inc	4,588	280,464
Pentair PLC	34,556	1,028,387
		1,788,652
Media – 0.5%
Charter Communications Inc*	851	371,300
Fox Corp - Class A	73,729	1,742,216
Fox Corp - Class B	65,613	1,501,225
Omnicom Group Inc	20,967	1,151,088
		4,765,829
Metals & Mining – 2.2%
Newmont Goldcorp Corp	424,436	19,218,462
Multiline Retail – 1.7%
Dollar General Corp	13,800	2,083,938
Dollar Tree Inc*	20,744	1,524,062
Kohl's Corp	28,006	408,608
Macy's Inc	140,344	689,089
Nordstrom Inc#	43,209	662,826
Target Corp	101,000	9,389,970
		14,758,493
Multi-Utilities – 7.6%
Ameren Corp	49,800	3,626,934
CenterPoint Energy Inc	104,729	1,618,063
CMS Energy Corp	84,041	4,937,409
Consolidated Edison Inc	449,513	35,062,014
Dominion Energy Inc	106,303	7,674,014
DTE Energy Co	24,672	2,343,100
NiSource Inc	111,328	2,779,860
Public Service Enterprise Group Inc	59,630	2,677,983
Sempra Energy	15,900	1,796,541
WEC Energy Group Inc	52,749	4,648,769
		67,164,687
Oil, Gas & Consumable Fuels – 0.6%
Cabot Oil & Gas Corp	16,298	280,163
ConocoPhillips	21,300	656,040
HollyFrontier Corp	37,800	926,478
Occidental Petroleum Corp#	13,934	161,356
Phillips 66	27,100	1,453,915
Pioneer Natural Resources Co	1,937	135,881
Valero Energy Corp	47,100	2,136,456
		5,750,289
Pharmaceuticals – 4.7%
Allergan PLC	4,287	759,228
Bristol-Myers Squibb Co	39,917	2,224,974
Eli Lilly & Co#	23,195	3,217,610
Johnson & Johnson	262,901	34,474,208
Merck & Co Inc	17,200	1,323,368
		41,999,388
Professional Services – 0.1%
IHS Markit Ltd	7,037	422,220
Verisk Analytics Inc	1,042	145,234
		567,454
Road & Rail – 0.3%
JB Hunt Transport Services Inc	18,600	1,715,478
Kansas City Southern	2,085	265,170
Old Dominion Freight Line Inc	2,938	385,642
		2,366,290
Semiconductor & Semiconductor Equipment – 2.0%
Advanced Micro Devices Inc*	24,255	1,103,117
Broadcom Inc	5,293	1,254,970
Intel Corp	8,552	462,834

Shares or Principal Amounts		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Lam Research Corp	1,639	$393,360
Qorvo Inc*	130,710	10,539,147
QUALCOMM Inc	19,971	1,351,038
Skyworks Solutions Inc	22,455	2,007,028
Xilinx Inc	4,597	358,290
		17,469,784
Software – 1.0%
Adobe Inc*	2,835	902,210
ANSYS Inc*	1,553	361,026
Autodesk Inc*	2,926	456,749
Cadence Design Systems Inc*	938	61,946
Citrix Systems Inc	10,900	1,542,895
Fortinet Inc*	21,839	2,209,452
Microsoft Corp	9,364	1,476,796
NortonLifeLock Inc	19,235	359,887
Paycom Software Inc*	3,014	608,858
salesforce.com Inc*	8,130	1,170,557
		9,150,376
Specialty Retail – 3.1%
AutoZone Inc*	23,160	19,593,360
Best Buy Co Inc	5,451	310,707
CarMax Inc*	6,544	352,264
Gap Inc	239,771	1,687,988
O'Reilly Automotive Inc*	5,800	1,746,090
Ross Stores Inc	5,715	497,034
Tiffany & Co	10,500	1,359,750
TJX Cos Inc	27,999	1,338,632
Ulta Beauty Inc*	1,956	343,669
		27,229,494
Technology Hardware, Storage & Peripherals – 0.7%
Apple Inc	22,218	5,649,815
Seagate Technology PLC	10,946	534,165
		6,183,980
Textiles, Apparel & Luxury Goods – 0.3%
Capri Holdings Ltd*	39,623	427,532
NIKE Inc	3,606	298,360
PVH Corp	3,823	143,898
Ralph Lauren Corp	3,376	225,618
Tapestry Inc	29,518	382,258
VF Corp	25,700	1,389,856
		2,867,522
Tobacco – 1.7%
Altria Group Inc	389,700	15,069,699
Philip Morris International Inc	4,713	343,860
		15,413,559
Trading Companies & Distributors – 0.1%
United Rentals Inc*	5,511	567,082
WW Grainger Inc	2,582	641,627
		1,208,709
Water Utilities – 0.2%
American Water Works Co Inc	16,400	1,960,784
Total Common Stocks (cost $790,633,537)		878,705,175
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $8,640,476)	8,639,392	8,641,119
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº,£	2,199,805	2,199,805
Time Deposits – 0.1%
Royal Bank of Canada, 0.0100%, 4/1/20	$549,951	549,951
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,749,756)		2,749,756
Total Investments (total cost $802,023,769) – 100.2%		890,096,050
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(1,932,197)
Net Assets – 100%		$888,163,853

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$887,427,045	99.7%

United Kingdom	2,669,005	0.3

Total	$890,096,050	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$196,943	$89	$942	$8,641,119
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	5,370∆	-	-	2,199,805
Total Affiliated Investments - 1.2%	$202,313	$89	$942	$10,840,924

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	11,943,076	29,703,081	(33,006,069)	8,641,119
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	-	26,324,879	(24,125,074)	2,199,805

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

#	Loaned security; a portion of the security is on loan at March 31, 2020.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets

Investments In Securities:
Common Stocks	$878,705,175	$-	$-
Investment Companies	-	8,641,119	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,749,756	-
Total Assets	$878,705,175	$11,390,875	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.